UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2017 – JUNE 30, 2017

                                            (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2017

AMG Managers Loomis Sayles Bond Fund

Class N: MGFIX    |    Class I: MGBIX

AMG Managers Global Income Opportunity Fund

Class N: MGGBX

AMG Managers Special Equity Fund

Class N: MGSEX    |    Class I: MSEIX

www.amgfunds.com |	SAR078-0617

AMG Funds

Semi-Annual Report—June 30, 2017 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Managers Loomis Sayles Bond Fund	5

AMG Managers Global Income Opportunity Fund	15

AMG Managers Special Equity Fund	20

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	26

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	32

Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	34

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	35

Detail of changes in assets for the past two periods

Financial Highlights	36

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Highlights	39

Notes to Financial Statements	40

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	49

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2017	Expense Ratio for the Period	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Expenses Paid During the Period*
AMG Managers Loomis Sayles Bond Fund
Class N
Based on Actual Fund Return	0.99%	$1,000	$1,047	$5.02
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$4.96

Class l
Based on Actual Fund Return	0.89%	$1,000	$1,047	$4.52
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.46
AMG Managers Global Income Opportunity Fund
Class N
Based on Actual Fund Return	0.89%	$1,000	$1,073	$4.57
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.46
AMG Managers Special Equity Fund
Class N
Based on Actual Fund Return	1.36%	$1,000	$1,083	$7.02
Hypothetical (5% return before expenses)	1.36%	$1,000	$1,018	$6.80

Class l
Based on Actual Fund Return	1.11%	$1,000	$1,084	$5.74
Hypothetical (5% return before expenses)	1.11%	$1,000	$1,019	$5.56

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (181), then divided by 365.

Fund Performance (unaudited)

Periods ended June 30, 2017

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2017.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Managers Loomis Sayles Bond Fund [2,3,4,5,6,7]
Class N9	4.65%	3.99%	4.14%	5.82%	8.27%	06/01/84
Class I	4.70%	4.12%	—	—	3.09%	04/01/13

Bloomberg Barclays U.S. Government/Credit Bond Index[10]	2.66%	(0.41)%	2.29%	4.57%	7.43%	05/31/84	†
AMG Managers Global Income Opportunity Fund[2,3,6,7,8,11]
Class N9	7.30%	3.02%	2.41%	4.52%	5.00%	03/25/94

Bloomberg Barclays Global Aggregate Bond Index[12]	4.41%	(2.18)%	0.78%	3.69%	5.06%	03/31/94	†
AMG Managers Special Equity Fund[2,7,13,14,15]
Class N9	8.26%	22.89%	12.81%	6.15%	11.30%	06/01/84
Class I	8.40%	23.20%	13.01%	6.38%	7.91%	05/03/04

Russell 2000® Growth Index[16]	9.97%	24.40%	13.98%	7.82%	8.94%	05/03/04	††

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
†	Date reflects the inception date of the Fund.
††	Date reflects the inception date of Class I.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2017. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[4]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[5]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[6]	High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.
[7]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.
[8]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.
[9]	Effective February 27, 2017, Class S was renamed Class N.
[10]	The Bloomberg Barclays U.S. Government/Credit Bond Index is an index of investment-grade government and corporate bonds with a maturity rate of more than one year. Unlike the Fund, the Barclays U.S. Government/ Credit Bond Index is unmanaged, is not available for investment, and does not incur expenses.
[11]	A short-term redemption fee of 1% will be charged on redemptions of fund shares held for 60 days or less.
[12]	The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment-grade 144A securities. Unlike the Fund, the Barclays Global Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.
[13]	The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[14]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
[15]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Fund Performance (continued)

[16]	The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the index is unmanaged, is not available for investment and does not incur expenses.

The Russell 2000® Growth Index is a trademark of the London Stock Exchange Group Companies.

Not FDIC Insured, nor bank guaranteed. May lose value.

AMG Managers Loomis Sayles Bond Fund

Fund Snapshots (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

Category	AMG Managers Loomis Sayles Bond Fund*
Corporate Bonds and Notes	67.1%
U.S. Government and Agency Obligations	11.5%
Foreign Government Obligations	7.1%
Asset-Backed Securities	4.6%
Municipal Bonds	0.9%
Preferred Stocks	0.8%
Mortgage-Backed Securities	0.4%
Other Assets and Liabilities	7.6%

*	As a percentage of net assets.

Rating	AMG Managers Loomis Sayles Bond Fund***
U.S. Government and Agency Obligations	12.4%
Aaa	3.3%
Aa	1.2%
A	19.2%
Baa	52.8%
Ba & lower	11.1%

***	As a percentage of market value of fixed-income securities and preferred stocks.

TOP TEN HOLDINGS

Security Name	% of Net Assets
U.S. Treasury Notes, 0.625%, 09/30/17**	7.6%
Ford Motor Credit Co. LLC, GMTN, 4.389%, 01/08/26**	3.5
Mexican Bonos Bonds, Series M 20, 10.000%, 12/05/24**	2.5
U.S. Treasury Bills, 0.865%, 09/21/17	2.5
Bank of America Corp., 6.110%, 01/29/37**	2.4
U.S. Treasury Notes, 0.750%, 09/30/18**	2.3
Shenton Aircraft Investment I, Ltd., Series 2015-1A, Class A, 4.750%, 10/15/42**	2.2
EQT Corp., 6.500%, 04/01/18**	1.8
AT&T, Inc., 4.125%, 02/17/26**	1.8
ONEOK Partners, L.P., 4.900%, 03/15/25**	1.6

Top Ten as a Group	28.2%

**	Top Ten Holdings as of December 31, 2016.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

		Principal Amount†	Value
Asset-Backed Securities - 4.6%
FAN Engine Securitization, Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/43 (a)[2]		$11,867,406	$11,730,931
John Deere Owner Trust 2015,
Series 2015-A, Class A3, 1.320%, 06/17/19		6,718,138	6,715,740
Series 2015-A, Class A4, 1.650%, 12/15/21		3,980,000	3,981,897
Rise, Ltd., Series 2014-1, Class A, 4.750%, 02/15/39[3]		16,284,549	16,284,549
Shenton Aircraft Investment I, Ltd., Series 2015-1A, Class A, 4.750%, 10/15/42 (a)		42,042,305	43,014,336
Trinity Rail Leasing, L.P.,
Series 2009-1A, Class A, 6.657%, 11/16/39 (a)		3,554,368	3,676,598
Series 2012-1A, Class A1, 2.266%, 01/15/43 (a)		1,868,628	1,813,606
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 07/15/41 (a)		3,924,569	3,955,138
Total Asset-Backed Securities (cost $89,823,119)			91,172,795
Corporate Bonds and Notes - 67.1%
Financials - 24.1%
Ally Financial, Inc.,
4.125%, 02/13/22		7,915,000	8,112,875
8.000%, 11/01/31		1,267,000	1,552,075
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		5,819,873	6,594,806
American International Group, Inc., 4.875%, 06/01/22		560,000	614,463
Bank of America Corp.,
6.110%, 01/29/37		38,050,000	46,571,298
EMTN, 4.625%, 09/14/18	EUR	1,750,000	2,106,116
MTN, 4.250%, 10/22/26		2,610,000	2,687,718
MTN, Series C, 6.050%, 06/01/34		22,100,000	26,183,903
Canadian Imperial Bank of Commerce, 1.600%, 09/06/19		945,000	936,059
Citigroup, Inc., 5.130%, 11/12/19	NZD	5,835,000	4,442,631
Cooperatieve Centrale Raiffeisen-Boerenleenbank,
1.700%, 03/19/18		2,000,000	2,002,602
3.875%, 02/08/22		9,090,000	9,643,463
3.950%, 11/09/22		2,190,000	2,287,262
Equifax, Inc., 7.000%, 07/01/37		4,421,000	5,667,673
General Electric Capital Corp., GMTN, 4.250%, 01/17/18	NZD	5,010,000	3,703,038
The Goldman Sachs Group, Inc.,
6.750%, 10/01/37		14,590,000	18,938,418
MPLE, 3.375%, 02/01/18	CAD	1,700,000	1,324,553
Highwoods Realty, L.P., 7.500%, 04/15/18		2,405,000	2,503,160
Jefferies Group LLC, 5.125%, 01/20/23		8,800,000	9,582,830
JPMorgan Chase & Co.,
4.125%, 12/15/26		14,350,000	14,863,529

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 24.1% (continued)
4.250%, 11/02/18	NZD	7,360,000	$5,476,726
JPMorgan Chase Bank, N.A., 1.650%, 09/23/19		515,000	512,125
Lloyds Banking Group PLC,		18,500,000	19,265,068
4.500%, 11/04/24
4.582%, 12/10/25		20,972,000	21,743,287
Marsh & McLennan Cos., Inc., 5.875%, 08/01/33		8,295,000	10,257,970
MBIA Insurance Corp., 12.418%, 01/15/33 (01/17/17) (a)[1]		525,000	252,000
Morgan Stanley,		17,265,000	17,420,679
3.950%, 04/23/27
GMTN, 4.350%, 09/08/26		5,000,000	5,198,190
MTN, 4.100%, 05/22/23		12,910,000	13,477,524
MTN, 6.250%, 08/09/26		11,000,000	13,168,441
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000	17,684,653
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000	6,459,907
National City Corp., 6.875%, 05/15/19		1,905,000	2,072,836
National Life Insurance Co., 10.500%, 09/15/39 (a)[2]		5,000,000	8,427,790
Navient Corp., 5.500%, 01/25/23[4]		18,070,000	18,363,638
Old Republic International Corp.,
3.750%, 03/15/18[5]		15,095,000	19,104,609
4.875%, 10/01/24		4,915,000	5,257,403
The Penn Mutual Life Insurance Co., 7.625%, 06/15/40 (a)		8,885,000	11,763,847
Quicken Loans, Inc., 5.750%, 05/01/25 (a)		3,895,000	4,021,588
Realty Income Corp., 5.750%, 01/15/21		2,125,000	2,335,870
Royal Bank of Canada, Series GMTN, 1.625%, 04/15/19		1,348,000	1,342,182
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22		4,650,000	5,090,987
Santander Issuances SAU, 5.179%, 11/19/25		27,800,000	29,798,208
Societe Generale, S.A.,
4.750%, 11/24/25 (a)[4]		11,000,000	11,533,500
5.200%, 04/15/21 (a)		7,000,000	7,690,543
Springleaf Finance Corp.,
5.250%, 12/15/19		12,890,000	13,406,889
8.250%, 10/01/23		10,865,000	12,141,638
Weyerhaeuser Co.,
6.875%, 12/15/33		12,890,000	16,434,299
7.375%, 10/01/19		3,915,000	4,342,831
7.375%, 03/15/32		1,930,000	2,657,402
Total Financials			477,021,102
Industrials - 39.5%
America Movil SAB de CV, 0.000%, 12/05/22	MXN	169,300,000	8,809,710

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 39.5% (continued)
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 07/15/25	$1,981,499	$2,070,666
American Airlines 2016-1 Class B Pass Through Trust, Series B, 5.250%, 01/15/24	22,846,065	23,787,323
American Airlines 2016-2 Class B Pass Through Trust, 4.375%, 06/15/24 (a)	23,875,000	24,054,062
American Airlines 2017-1B Class B Pass Through Trust, Series B, 4.950%, 02/15/25	4,055,000	4,176,650
APL, Ltd., 8.000%, 01/15/24[2]	250,000	232,500
ArcelorMittal,
7.250%, 03/01/41 (b)	11,065,000	12,199,162
7.500%, 10/15/39 (b)	6,604,000	7,404,735
AT&T, Inc.,
3.400%, 05/15/25	13,530,000	13,301,208
3.950%, 01/15/25	4,345,000	4,428,341
4.125%, 02/17/26	35,605,000	36,504,703
CenturyLink, Inc.,
Series P, 7.600%, 09/15/39	9,335,000	8,681,550
Series S, 6.450%, 06/15/21	5,900,000	6,372,000
Chesapeake Energy Corp.,
6.625%, 08/15/20	55,000	55,138
6.875%, 11/15/20	85,000	85,000
Choice Hotels International, Inc., 5.700%, 08/28/20	11,900,000	12,941,250
Continental Airlines, Inc.,	1,088	1,121
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20	35,108	38,795
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22	13,359,027	14,694,929
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22	2,267,649	2,381,032
Continental Resources, Inc.,
3.800%, 06/01/24	2,025,000	1,854,130
4.500%, 04/15/23	385,000	367,675
Corning, Inc.,
6.850%, 03/01/29[4]	9,142,000	11,566,102
7.250%, 08/15/36	1,185,000	1,454,025
Cox Communications, Inc., 4.800%, 02/01/35 (a)	3,369,000	3,294,548
Cummins, Inc., 5.650%, 03/01/98	6,460,000	7,053,228
Darden Restaurants, Inc., 6.000%, 08/15/35	2,635,000	3,015,191
Dell International LLC / EMC Corp.,
6.020%, 06/15/26 (a)	3,270,000	3,601,934
8.100%, 07/15/36 (a)	5,470,000	6,875,227
8.350%, 07/15/46 (a)	2,990,000	3,858,840
Delta Air Lines, Inc., 2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22	6,195,813	7,032,248
Devon Energy Corp., 3.250%, 05/15/22[4]	5,256,000	5,223,639

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 39.5% (continued)
Dillard’s, Inc., 7.000%, 12/01/28	$225,000	$249,208
Embarq Corp., 7.995%, 06/01/36	5,830,000	5,888,300
Embraer Netherlands Finance BV, 5.400%, 02/01/27	2,325,000	2,429,625
Enbridge Energy Partners L.P., 7.375%, 10/15/45	4,595,000	5,851,857
EnLink Midstream Partners L.P., 4.150%, 06/01/25	6,145,000	6,068,267
Enterprise Products Operating LLC,
3.900%, 02/15/24	6,400,000	6,656,819
4.050%, 02/15/22	2,219,000	2,340,512
EQT Corp., 6.500%, 04/01/18	35,420,000	36,576,959
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	4,910,000	4,973,516
6.700%, 06/01/34 (a)	1,250,000	1,552,389
7.000%, 10/15/37 (a)	19,033,000	24,706,852
Foot Locker, Inc., 8.500%, 01/15/22	570,000	667,413
Ford Motor Co., 6.375%, 02/01/29	1,990,000	2,269,285
Ford Motor Credit Co. LLC, GMTN, 4.389%, 01/08/26	68,075,000	70,120,858
General Motors Co., 5.200%, 04/01/45	2,760,000	2,707,830
General Motors Financial Co., Inc., 5.250%, 03/01/26	9,680,000	10,455,484
Georgia-Pacific LLC, 5.400%, 11/01/20 (a)	5,175,000	5,661,290
HCA, Inc.,
4.500%, 02/15/27	3,040,000	3,127,400
7.500%, 11/06/33	75,000	84,844
Hewlett Packard Enterprise Co., 6.350%, 10/15/45 (b)	2,243,000	2,370,575
Intel Corp., 3.250%, 08/01/39[5]	6,463,000	10,680,108
INVISTA Finance LLC, 4.250%, 10/15/19 (a)	14,000,000	14,422,800
Kinder Morgan Energy Partners, L.P., 3.500%, 09/01/23	6,685,000	6,740,325
4.150%, 03/01/22	5,620,000	5,855,276
4.150%, 02/01/24	14,000,000	14,391,468
5.300%, 09/15/20	1,415,000	1,523,252
5.800%, 03/01/21	4,320,000	4,731,791
KLA-Tencor Corp., 5.650%, 11/01/34	4,590,000	5,230,534
Macy’s Retail Holdings, Inc., 4.500%, 12/15/34	170,000	140,630
Marks & Spencer PLC, 7.125%, 12/01/37 (a)	4,725,000	5,724,054
Masco Corp.,
6.500%, 08/15/32	254,000	310,729
7.125%, 03/15/20	357,000	400,222
7.750%, 08/01/29	499,000	669,155
Methanex Corp., 5.250%, 03/01/22	350,000	368,835
Missouri Pacific Railroad Co., 5.000%, 01/01/45[2]	825,000	781,592

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 39.5% (continued)
New Albertsons, Inc.,
7.450%, 08/01/29		$3,195,000	$3,099,150
7.750%, 06/15/26		915,000	917,288
MTN, Series C, 6.625%, 06/01/28		1,015,000	923,650
Newell Brands, Inc., 4.000%, 12/01/24		3,085,000	3,205,096
Noble Energy, Inc., 3.900%, 11/15/24[4]		3,670,000	3,771,160
ONEOK Partners, L.P.,
4.900%, 03/15/25		28,736,000	30,767,204
6.200%, 09/15/43		245,000	281,421
Owens Corning, 7.000%, 12/01/36		4,685,000	6,087,937
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17		5,520,000	5,596,182
7.000%, 06/15/18		26,505,000	27,701,515
Petrobras Global Finance BV, 5.625%, 05/20/43[4]		580,000	481,255
Plains All American Pipeline, L.P. / PAA Finance Corp, 6.500%, 05/01/18[4]		8,975,000	9,294,995
Portugal Telecom International Finance, B.V., EMTN, 4.500%, 06/16/25[11]	EUR	500,000	191,713
The Priceline Group, Inc., 0.900%, 09/15/21[4,5]		11,970,000	13,705,650
PulteGroup, Inc.,
6.000%, 02/15/35		8,860,000	8,882,150
6.375%, 05/15/33		5,135,000	5,366,075
Qwest Capital Funding, Inc.,
6.500%, 11/15/18		620,000	652,550
6.875%, 07/15/28		1,190,000	1,132,118
7.625%, 08/03/21		2,135,000	2,220,400
Qwest Corp.,
6.875%, 09/15/33		6,161,000	6,062,381
7.250%, 09/15/25		1,185,000	1,315,915
7.250%, 10/15/35		2,165,000	2,161,421
Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23		700,000	726,335
Reliance Holding USA, Inc., 5.400%, 02/14/22 (a)		3,250,000	3,559,966
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		2,420,000	2,877,874
Sealed Air Corp., 5.500%, 09/15/25 (a)		1,580,000	1,726,150
Telecom Italia Capital, S.A.,
6.000%, 09/30/34		4,665,000	4,932,584
6.375%, 11/15/33		3,530,000	3,812,400
Telefonica Emisiones SAU, 4.570%, 04/27/23		900,000	979,755
Telekom Malaysia Bhd, 7.875%, 08/01/25 (a)		250,000	318,018
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)		3,000,000	3,023,343
Time Warner Cable LLC, 5.500%, 09/01/41		805,000	865,105
The Toro Co., 6.625%, 05/01/37[2]		6,810,000	7,741,322

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 39.5% (continued)
Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/26		$15,140,000	$19,478,412
UAL 2007-1 Pass Through Trust, Series 071A, 6.636%, 07/02/22		10,052,601	10,907,073
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.000%, 04/11/26		8,202,703	8,561,571
United States Steel Corp., 6.650%, 06/01/37[4]		3,595,000	3,235,500
US Airways 2011-1 Class A Pass Through Trust, Series A, 7.125%, 10/22/23		2,536,142	2,924,679
Vale Overseas, Ltd., 6.875%, 11/21/36		3,665,000	3,930,712
Verizon Communications, Inc.,
3.500%, 11/01/24		27,900,000	28,158,019
4.862%, 08/21/46		25,890,000	25,894,401
Viacom, Inc., 4.850%, 12/15/34		1,684,000	1,673,648
Virgin Australia 2013-1A Trust, 5.000%, 10/23/23 (a)		890,246	928,082
Western Digital Corp., 7.375%, 04/01/23 (a)		5,845,000	6,422,194
WestRock MWV LLC, 7.550%, 03/01/47[2]		970,000	1,233,560
Total Industrials			781,874,645
Utilities - 3.5%
Abu Dhabi National Energy Co. PJSC, 7.250%, 08/01/18 (a)		21,130,000	22,242,494
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/39 (a)		3,285,000	4,697,550
Bruce Mansfield Unit 1 2007 Pass Through Trust, 6.850%, 06/01/34[2]		7,320,713	2,928,285
DCP Midstream Operating L.P., 6.450%, 11/03/36 (a)		870,000	917,850
EDP Finance, B.V., 4.900%, 10/01/19 (a)		600,000	630,030
Empresa Nacional de Electricidad S.A., 7.875%, 02/01/27		2,900,000	3,703,275
Enel Finance International N.V.,
5.125%, 10/07/19 (a)		3,700,000	3,936,852
6.000%, 10/07/39 (a)		18,382,000	21,860,555
EMTN, 5.750%, 09/14/40	GBP	210,000	372,581
Mackinaw Power LLC, 6.296%, 10/31/23 (a)[2]		4,007,100	4,227,142
Tenaga Nasional Bhd, 7.500%, 11/01/25 (a)		2,000,000	2,569,353
Total Utilities			68,085,967
Total Corporate Bonds and Notes (cost $1,193,574,734)			1,326,981,714
Foreign Government Obligations - 7.1%
Brazilian Government International Bonds,
8.500%, 01/05/24	BRL	6,650,000	1,998,272
10.250%, 01/10/28	BRL	5,750,000	1,844,030
Canadian Government Notes, 0.750%, 09/01/20	CAD	15,225,000	11,564,918
European Investment Bank Bonds, 0.000%, 03/10/21[6]	AUD	5,000,000	3,449,223
Inter-American Development Bank Bonds, EMTN, 6.000%, 12/15/17	NZD	4,215,000	3,139,358

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Foreign Government Obligations - 7.1% (continued)
Mexican Bonos Bonds,
Series M, 7.750%, 05/29/31	MXN	49,000,000	$2,890,875
Series M, 8.000%, 12/07/23	MXN	122,500,000	7,215,916
Series M 20, 7.500%, 06/03/27	MXN	111,000,000	6,436,731
Series M 20, 8.500%, 05/31/29	MXN	36,000,000	2,252,089
Series M 20, 10.000%, 12/05/24	MXN	761,500,000	49,990,149
New South Wales Treasury Corp. Notes, Series 18, 6.000%, 02/01/18	AUD	19,850,000	15,625,229
New Zealand Government Notes, Series 319, 5.000%, 03/15/19	NZD	14,845,000	11,403,050
Norway Government Bonds,
Series 473, 4.500%, 05/22/19 (a)	NOK	18,955,000	2,434,924
Series 474, 3.750%, 05/25/21 (a)	NOK	13,210,000	1,751,299
Queensland Treasury Corp. Notes, 7.125%, 09/18/17 (a)	NZD	7,500,000	5,551,554
Saudi Government International Bond,
2.375%, 10/26/21 (a)		4,045,000	3,980,280
3.250%, 10/26/26 (a)		8,995,000	8,918,902
Total Foreign Government Obligations (cost $176,808,572)			140,446,799
Mortgage-Backed Securities - 0.4%
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class C, 3.659%, 12/15/27 (01/15/17) (a)[1]		8,000,000	7,995,025
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4, 5.695%, 09/15/40[3]		511,178	510,676
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.813%, 03/15/44 (a)[3]		435,000	401,497
Total Mortgage-Backed Securities (cost $8,716,918)			8,907,198
Municipal Bonds - 0.9%
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33		1,070,000	1,001,648
Michigan Tobacco Settlement Finance Authority, Series 2006-A, Class A, 7.309%, 06/01/34		2,720,000	2,711,622
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46		16,290,000	14,237,134
Total Municipal Bonds (cost $19,443,629)			17,950,404
U.S. Government and Agency Obligations - 11.5%
Federal Home Loan Mortgage Corporation - 0.0%#
FHLMC Gold, 5.000%, 12/01/31		17,771	19,353
Federal National Mortgage Association - 0.1%
FNMA,
3.000%, 07/01/27		2,057,395	2,117,550
6.000%, 07/01/29		1,445	1,636
Total Federal National Mortgage Association			2,119,186
U.S. Treasury Obligations - 11.4%
U.S. Treasury Notes,
0.625%, 09/30/17		150,000,000	149,833,500
0.750%, 09/30/18		46,000,000	45,674,780

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
U.S. Treasury Obligations - 11.4% (continued)
0.875%, 05/31/18	$30,000,000	$29,892,180
Total U.S. Treasury Obligations		225,400,460
Total U.S. Government and Agency Obligations (cost $228,097,607)		227,538,999

	Shares
Preferred Stocks - 0.8%
Financials - 0.8%
Arconic, Inc., 5.375% 10/01/17[5]	98,605	3,530,059
Bank of America Corp., Series 3, 6.375%[4]	20,000	513,800
Bank of America Corp., Series L, 7.250%[5]	7,808	9,853,618
Navient Corp., 6.000% 12/15/43	41,250	984,638
Total Financials		14,882,115
Utilities - 0.0%#
Entergy New Orleans, Inc., 4.750%	482	47,718
Entergy New Orleans, Inc., 5.560%	100	10,200
Wisconsin Electric Power Co., 3.600%	3,946	351,589
Total Utilities		409,507
Total Preferred Stocks (cost $13,331,765)		15,291,622

	Principal Amount†
Short-Term Investments - 7.9%
Repurchase Agreements - 1.1%[7]
BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.110% total to be received $668,296 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/28/17 - 09/09/49, totaling $681,599)	$668,234	$668,234
Cantor Fitzgerald Securities, Inc., dated 06/30/17, due 07/03/17, 1.150% total to be received $4,947,715 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/17 - 05/20/67, totaling $5,046,186)	4,947,241	4,947,241
Daiwa Capital Markets America, dated 06/30/17, due 07/03/17, 1.150% total to be received $4,947,715 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 07/13/17 - 12/01/51, totaling $5,046,186)	4,947,241	4,947,241
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $813,460 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 07/15/17 - 01/15/37, totaling $829,657)	813,388	813,388
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.250% total to be received $399,542 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $407,492)	399,500	399,500
Nomura Securities International, Inc., dated 06/30/17, due 07/03/17, 1.130% total to be received $4,106,810 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/10/17 - 06/20/67, totaling $4,188,552)	4,106,423	4,106,423
State of Wisconsin Investment Board, dated 06/30/17, due 07/03/17, 1.300% total to be received $4,947,736 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $5,046,130)	4,947,200	4,947,200
Total Repurchase Agreements		20,829,227
U.S. Government and Agency Discount Notes - 1.3%
Fannie Mae Discount Notes, 0.796%, 08/28/17[6]	25,000,000	24,961,333

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
U.S. Treasury Bills - 3.0%
U.S. Treasury Bills, 0.865%, 09/21/17[6]	$50,000,000	$49,891,850
U.S. Treasury Bills, 0.110%, 07/13/17[6]	10,000,000	9,997,367
Total U.S. Treasury Bills		59,889,217

	Shares
Other Investment Companies - 2.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[8]	50,126,730	50,126,730
Total Short-Term Investments (cost $155,808,740)		155,806,507
Total Investments - 100.3% (cost $1,885,605,084)		1,984,096,038
Other Assets, less Liabilities - (0.3)%		(5,044,059)
Net Assets - 100.0%		$1,979,051,979

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Fund Snapshots (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

Category	AMG Managers Global Income Opportunity Fund*
Corporate Bonds and Notes	54.6%
Foreign Government Obligations	38.1%
U.S. Government and Agency Obligations	4.5%
Asset-Backed Securities	0.5%
Other Assets and Liabilities	2.3%

*	As a percentage of net assets.

Rating	AMG Managers Global Income Opportunity Fund***
U.S. Government and Agency Obligations	4.5%
Aaa	5.1%
Aa	10.6%
A	19.1%
Baa	41.4%
Ba & lower	19.3%

***	As a percentage of market value of fixed-income securities.

TOP TEN HOLDINGS

Security Name	% of Net Assets
U.S. Treasury Notes, 1.375%, 05/31/20	4.5%
French Republic Government Bond OAT, 4.250%, 10/25/23	4.4
Mexican Bonos, Series M 30, 10.000%, 11/20/36**	4.3
New Zealand Government, Bonds, 2.000%, 09/20/25	2.5
Mexican Bonos, Series M 20, 7.500%, 06/03/27	2.2
Corp. Andina de Fomento, Notes, 4.375%, 06/15/22**	2.1
New South Wales Treasury Corp., Bonds, Series 22, 6.000%, 03/01/22**	1.9
General Electric Co., Series D, 5.000%, 06/15/66	1.8
Corp. Nacional del Cobre de Chile, 4.500%, 09/16/25	1.8
Union Andina de Cementos SAA, 5.875%, 10/30/21**	1.8

Top Ten as a Group	27.3%

**	Top Ten Holding as of December 31, 2016.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

		Principal Amount†	Value
Asset-Backed Securities - 0.5%
Trinity Rail Leasing, LLC, Series 2010-1A, Class A, 5.194%, 10/16/40 (a) (cost $74,078)		$74,078	$76,318
Corporate Bonds and Notes - 54.6%
Financials - 17.3%
Banco Latinoamericano de Comercio Exterior, S.A., 3.250%, 05/07/20 (a)		150,000	153,750
Bank of America Corp., MTN, 4.200%, 08/26/24		130,000	134,953
Barclays PLC, 3.650%, 03/16/25		200,000	199,006
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		200,000	208,760
Citigroup, Inc., 4.400%, 06/10/25		75,000	78,142
Commerzbank AG, Series EMTN, 4.000%, 03/23/26	EUR	40,000	49,166
Credit Agricole, S.A., Series ., 7.500%, 06/23/66[3,9]	GBP	100,000	146,201
General Motors Financial Co., Inc., 4.000%, 01/15/25		120,000	120,510
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd., 3.400%, 09/30/26 (a)		60,000	58,939
HSBC Holdings PLC, EMTN, 5.750%, 12/20/27	GBP	55,000	87,216
International Bank for Reconstruction & Development, MTN, 2.500%, 03/12/20	AUD	160,000	123,757
JPMorgan Chase & Co.,
3.875%, 02/01/24		75,000	78,605
Series X, 6.100%, 04/01/66[3,9]		65,000	70,525
The Korea Development Bank, Series MTN, 4.500%, 11/22/19	AUD	60,000	47,724
Lloyds Banking Group PLC,
4.500%, 11/04/24		200,000	208,271
7.500%, 06/27/64[3,9]		70,000	77,219
Old Republic International Corp., 4.875%, 10/01/24		100,000	106,966
Royal Bank of Scotland Group PLC, 7.500%, 08/10/65[3,9]		200,000	206,400
Santander Holdings USA, Inc., 2.650%, 04/17/20		110,000	109,719
Societe Generale, S.A., 6.750%, 04/07/61[3,9]	EUR	105,000	131,325
Ventas Realty LP, 3.100%, 01/15/23		70,000	70,234
Total Financials			2,467,388
Industrials - 32.0%
Alfa, SAB de CV, 5.250%, 03/25/24 (a)[4]		200,000	215,000
America Movil SAB de CV, 6.450%, 12/05/22	MXN	4,000,000	208,144
BRF, S.A., 7.750%, 05/22/18 (a)	BRL	300,000	88,291
Cemex SAB de CV, 5.700%, 01/11/25 (a)[4]		200,000	212,250
Colombia Telecomunicaciones, S.A. ESP, 5.375%, 09/27/22 (a)		200,000	203,500
Corp. Nacional del Cobre de Chile, 4.500%, 09/16/25 (a)		245,000	260,898
Covanta Holding Corp., 5.875%, 07/01/25		30,000	29,100
Delta Air Lines 2015-1 Class B Pass Through Trust, Series 15-1, 4.250%, 07/30/23		63,095	64,830
Embraer Netherlands Finance BV,
5.050%, 06/15/25		75,000	78,188

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 32.0% (continued)
5.400%, 02/01/27		$15,000	$15,675
Enbridge, Inc., 2.900%, 07/15/22		25,000	24,950
Energy Transfer, L.P., 4.050%, 03/15/25		210,000	210,843
Freeport-McMoRan, Inc.,
4.550%, 11/14/24[4]		120,000	113,100
5.450%, 03/15/43		100,000	86,230
General Electric Co., Series D, 5.000%, 06/15/66[3,9]		246,000	261,104
Glencore Finance Canada, Ltd., 5.550%, 10/25/42 (a), (b)		115,000	122,475
Hyundai Capital America, 2.750%, 09/27/26 (a)		85,000	78,534
Intel Corp., 3.700%, 07/29/25[4]		100,000	104,984
INVISTA Finance LLC, 4.250%, 10/15/19 (a)		130,000	133,926
Israel Chemicals, Ltd., 4.500%, 12/02/24 (a)		125,000	128,196
Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24		220,000	227,311
KT Corp., 2.500%, 07/18/26 (a)		200,000	189,098
Millicom International Cellular, S.A., 4.750%, 05/22/20 (a)		200,000	204,626
OCP, S.A., 4.500%, 10/22/25 (a)		215,000	216,656
Southern Copper Corp., 3.875%, 04/23/25		130,000	133,282
Southwestern Energy Co., 6.700%, 01/23/25 (b)[4]		15,000	14,662
Telecom Italia Capital SA, 7.200%, 07/18/36		45,000	52,172
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36[4]		35,000	41,138
Union Andina de Cementos SAA, 5.875%, 10/30/21 (a)		250,000	259,625
Vale, S.A., 5.625%, 09/11/42		240,000	228,000
Verizon Communications, Inc., 5.050%, 03/15/34		150,000	158,800
YPF, S.A., 8.500%, 07/28/25 (a)[4]		180,000	202,770
Total Industrials			4,568,358
Utilities - 5.3%
EDP Finance BV, 4.125%, 01/15/20 (a)		200,000	206,750
Emgesa, S.A. ESP, 8.750%, 01/25/21 (a)	COP	320,000,000	109,464
Empresas Publicas de Medellin ESP, 8.375%, 02/01/21 (a)	COP	390,000,000	131,698
Gas Natural Fenosa Finance BV, 3.375%, 04/24/66[3,9]	EUR	100,000	116,490
Petroleos Mexicanos, Series 14-2, 7.470%, 11/12/26	MXN	3,800,000	186,747
Total Utilities			751,149
Total Corporate Bonds and Notes (cost $7,861,113)			7,786,895
Foreign Government Obligations - 38.1%
Argentine Bonos del Tesoro,
15.500%, 10/17/26	ARS	1,050,000	69,421
18.200%, 10/03/21	ARS	1,100,000	70,230
21.200%, 09/19/18	ARS	1,025,000	62,341

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Foreign Government Obligations - 38.1% (continued)
Argentine Republic Government International Bond,
7.125%, 06/28/17 (a)		$70,000	$63,525
7.625%, 04/22/46[4]		150,000	153,525
Bonos de la Tesoreria de la Republica en pesos Bonds, 4.500%, 03/01/21	CLP	45,000,000	69,838
Brazil Notas do Tesouro Nacional Serie F, Notes, 10.000%, 01/01/19	BRL	500,000	153,183
Canadian Government Bond, 1.750%, 09/01/19	CAD	185,000	144,526
Corp. Andina de Fomento, Notes, 4.375%, 06/15/22		280,000	302,770
Dominican Republic International, Bonds, 8.625%, 04/20/27 (a)		100,000	118,707
French Republic Government Bond OAT, 4.250%, 10/25/23	EUR	435,000	624,944
Hungary Government International, Notes, 5.375%, 03/25/24		140,000	157,600
Indonesia Government International Bonds, 4.750%, 01/08/26 (a)		200,000	214,671
Indonesia Treasury Bonds, Series FR53, 8.250%, 07/15/21	IDR	5,697,000,000	450,143
Mexican Bonos,
Series M, 6.500%, 06/10/21	MXN	850,000	46,653
Series M 20, 7.500%, 06/03/27	MXN	5,434,200	315,121
Series M 30, 10.000%, 11/20/36	MXN	8,655,400	620,938
New South Wales Treasury Corp., Bonds, Series 22, 6.000%, 03/01/22	AUD	300,000	267,587
New Zealand Government, Bonds, 2.000%, 09/20/25	NZD	460,000	359,184
Romanian Government International Bond, 2.875%, 05/26/28 (a)	EUR	35,000	41,178
Russian Federal Bonds - OFZ, Series 6208, 7.500%, 02/27/19	RUB	6,000,000	101,130
South Africa Government Bond, Series R213, 7.000%, 02/28/31	ZAR	2,685,000	167,580
Spain Government Bonds,
4.400%, 10/31/23 (a)	EUR	105,000	147,260
0.750%, 07/30/21	EUR	75,000	88,008
1.600%, 04/30/25 (a)	EUR	95,000	112,344
Thailand Government Bonds, 2.125%, 12/17/26	THB	5,000,000	141,424
Turkey Government Bonds, 11.000%, 03/02/22	TRY	255,000	73,844
U.K. Gilt Bonds,
2.000%, 09/07/25	GBP	130,000	181,589
4.000%, 03/07/22	GBP	50,000	75,424
Uruguay Government International Bonds, 9.875%, 06/20/22 (a)	UYU	1,040,000	37,315
Total Foreign Government Obligations (cost $5,409,004)			5,432,003
U.S. Government and Agency Obligations - 4.5%
U.S. Treasury Obligations - 4.5%
U.S. Treasury Notes, 1.375%, 05/31/20 (cost $645,831)		650,000	646,877

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Short-Term Investments - 6.6%
Repurchase Agreements - 5.8%[7]
BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.110% total to be received $34,896 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/28/17 - 09/09/49, totaling $35,591)	$34,893	$34,893
Cantor Fitzgerald Securities, Inc., dated 06/30/17, due 07/03/17, 1.150% total to be received $731,161 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/17 - 05/20/67, totaling $745,713)	731,091	731,091
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $42,477 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 07/15/17 - 01/15/37, totaling $43,323)	42,473	42,473
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.240% total to be received $20,863 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $21,278)	20,861	20,861
Total Repurchase Agreements		829,318

	Shares
Other Investment Companies - 0.8%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90% [8]	118,283	118,283
Total Short-Term Investments (cost $947,601)		947,601
Total Investments - 104.3% (cost $14,937,627)		14,889,694
Other Assets, less Liabilities - (4.3)%		(613,490)
Net Assets - 100.0%		$14,276,204

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Fund Snapshots (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG Managers Special Equity Fund*	Russell 2000® Growth Index
Information Technology	25.6%	24.2%
Health Care	23.8%	24.3%
Industrials	15.5%	17.4%
Consumer Discretionary	12.1%	14.2%
Financials	9.5%	6.0%
Consumer Staples	3.8%	2.6%
Materials	2.1%	4.7%
Energy	2.0%	1.5%
Telecommunication Services	0.6%	0.9%
Real Estate	0.5%	3.5%
Utilities	0.4%	0.7%
Other Assets and Liabilities	4.1%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
PRA Health Sciences, Inc.**	1.7%
Pegasystems, Inc.**	1.6
Supernus Pharmaceuticals, Inc.**	1.4
WageWorks, Inc.**	1.4
Repligen Corp.	1.3
Cotiviti Holdings, Inc.**	1.3
Cambrex Corp.**	1.2
Cantel Medical Corp.	1.2
Steven Madden, Ltd.	1.1
Calavo Growers, Inc.	1.0

Top Ten as a Group	13.2%

**	Top Ten Holdings as of December 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Shares	Value
Common Stocks - 95.9%
Consumer Discretionary - 12.1%
American Axle & Manufacturing Holdings, Inc.*	21,700	$338,520
American Outdoor Brands Corp.*,4	11,269	249,721
Big Lots, Inc.[4]	24,652	1,190,692
Bojangles’, Inc.*	36,810	598,163
Burlington Stores, Inc.*	2,997	275,694
Canada Goose Holdings, Inc.*	31,746	626,984
Capella Education Co.	4,225	361,660
Chegg, Inc.*,4	21,112	259,466
The Children’s Place, Inc.[4]	12,814	1,308,309
Chuy’s Holdings, Inc.*	15,090	353,106
Cooper-Standard Holdings, Inc.*	12,458	1,256,638
Dave & Buster’s Entertainment, Inc.*	16,067	1,068,616
Dorman Products, Inc.*	22,760	1,883,845
Express, Inc.*	25,569	172,591
Extended Stay America, Inc.	28,413	550,076
Floor & Decor Holdings, Inc., Class A*,4	6,441	252,874
Francesca’s Holdings Corp.*	22,000	240,680
iRobot Corp.*,4	7,181	604,209
LCI Industries	9,590	982,016
Libbey, Inc.	38,967	314,074
Liberty Tax, Inc.	31,827	412,160
Live Nation Entertainment, Inc.*	26,199	913,035
Malibu Boats, Inc., Class A*	19,000	491,530
Marriott Vacations Worldwide Corp.	1,013	119,281
MSG Networks, Inc., Class A*	4,800	107,760
Netshoes Cayman, Ltd.*	6,755	128,548
Noodles & Co.*	23,996	93,584
Ollie’s Bargain Outlet Holdings, Inc.*,4	6,434	274,088
Penn National Gaming, Inc.*	17,900	383,060
Pier 1 Imports, Inc.	79,224	411,173
Planet Fitness, Inc., Class A	45,748	1,067,758
Pool Corp.	3,837	451,116
Scientific Games Corp., Class A*,4	18,205	475,150
Sinclair Broadcast Group, Inc., Class A	19,653	646,584
Sonic Corp.[4]	54,546	1,444,924
Steven Madden, Ltd.*	52,735	2,106,763
Strayer Education, Inc.	5,011	467,125
Tailored Brands, Inc.	17,508	195,389
Tenneco, Inc.	4,279	247,455

	Shares	Value
Universal Electronics, Inc.*	3,616	$241,730
Total Consumer Discretionary		23,566,147
Consumer Staples - 3.8%
B&G Foods, Inc.[4]	4,817	171,485
Calavo Growers, Inc.[4]	28,995	2,002,105
Inter Parfums, Inc.	40,735	1,492,938
J&J Snack Foods Corp.	7,780	1,027,505
Lancaster Colony Corp.	1,500	183,930
Medifast, Inc.	18,214	755,335
National Beverage Corp.[4]	11,259	1,053,392
Omega Protein Corp.	15,300	273,870
SodaStream International, Ltd.*,[4]	4,045	216,488
Turning Point Brands, Inc.*	14,664	224,946
Total Consumer Staples		7,401,994
Energy - 2.0%
Abraxas Petroleum Corp.*	62,200	100,764
Callon Petroleum Co.*	89,525	949,860
GasLog, Ltd.[4]	43,945	670,161
Oasis Petroleum, Inc.*	54,348	437,501
Pioneer Energy Services Corp.*	43,582	89,343
Sanchez Energy Corp.*	43,400	311,612
WildHorse Resource Development Corp.*,4	105,984	1,311,022
Total Energy		3,870,263
Financials - 9.5%
Banc of California, Inc.[4]	84,750	1,822,125
Cadence BanCorp*	4,735	103,602
CenterState Banks, Inc.	50,853	1,264,206
Chemical Financial Corp.	5,248	254,056
Cohen & Steers, Inc.	2,600	105,404
Columbia Banking System, Inc.	6,384	254,402
Employers Holdings, Inc.	2,300	97,290
Encore Capital Group, Inc.*	10,502	421,655
Evercore Partners, Inc., Class A	26,216	1,848,228
Glacier Bancorp, Inc.	6,981	255,574
Hamilton Lane, Inc., Class A	1,443	31,732
Heritage Insurance Holdings, Inc.	25,197	328,065
Home BancShares, Inc.	7,200	179,280
LegacyTexas Financial Group, Inc.	33,695	1,284,790
Moelis & Co., Class A	12,154	472,183
OM Asset Management PLC	9,700	144,142
Pinnacle Financial Partners, Inc.	28,426	1,785,153

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 9.5% (continued)
Primerica, Inc.	19,764	$1,497,123
South State Corp.	22,842	1,957,559
Sterling Bancorp	13,400	311,550
Texas Capital Bancshares, Inc.*	4,191	324,383
Universal Insurance Holdings, Inc.	27,176	684,835
Veritex Holdings, Inc.*	25,950	683,264
Webster Financial Corp.	8,361	436,611
Western Alliance Bancorp*	13,349	656,771
Wintrust Financial Corp.	5,862	448,091
World Acceptance Corp.*	5,490	411,256
WSFS Financial Corp.	10,452	473,998
Total Financials		18,537,328
Health Care - 23.8%
ABIOMED, Inc.*	1,047	150,035
Adeptus Health, Inc., Class A*	24,574	42,022
Agios Pharmaceuticals, Inc.*	4,964	255,398
Amicus Therapeutics, Inc.*	4,000	40,280
Anika Therapeutics, Inc.*	7,965	392,993
Avexis, Inc.*,4	4,602	378,100
BioCryst Pharmaceuticals, Inc.*	24,997	138,983
Bluebird Bio, Inc.*,4	3,086	324,184
Blueprint Medicines Corp.*	17,035	863,163
Cambrex Corp.*	39,400	2,354,150
Cantel Medical Corp.	29,130	2,269,518
Cardiovascular Systems, Inc.*	16,669	537,242
Chemed Corp.	2,465	504,166
Clovis Oncology, Inc.*	12,366	1,157,829
Corcept Therapeutics, Inc.*	29,300	345,740
Cotiviti Holdings, Inc.*	65,807	2,444,072
Cross Country Healthcare, Inc.*	20,563	265,468
Cutera, Inc.*	18,543	480,264
Dynavax Technologies Corp.*	19,298	186,226
Eagle Pharmaceuticals, Inc.*,4	8,150	642,954
Exact Sciences Corp.*,4	41,380	1,463,611
Exelixis, Inc.*,4	29,548	727,767
FibroGen, Inc.*,4	1,400	45,220
Foundation Medicine, Inc.*	6,333	251,737
Glaukos Corp.*,4	12,265	508,630
Global Blood Therapeutics, Inc.*,4	6,842	187,129
Halozyme Therapeutics, Inc.*,4	3,000	38,460

	Shares	Value
HealthEquity, Inc.*	8,870	$441,992
HMS Holdings Corp.*	20,300	375,550
ICON PLC*	16,890	1,651,673
ImmunoGen, Inc.*	49,020	348,532
Impax Laboratories, Inc.*	22,044	354,908
Innoviva, Inc.*,4	66,479	850,931
Inogen, Inc.*	13,824	1,319,086
Insulet Corp.*,4	15,360	788,122
Intra-Cellular Therapies, Inc.*,4	23,416	290,827
Ironwood Pharmaceuticals, Inc*,4	3,100	58,528
Kite Pharma, Inc.*,4	9,741	1,009,849
LeMaitre Vascular, Inc.	34,677	1,082,616
Ligand Pharmaceuticals, Inc.*,4	600	72,840
Lipocine, Inc.*	18,022	72,448
Loxo Oncology, Inc*,4	7,143	572,797
Masimo Corp.*	5,200	474,136
Medidata Solutions, Inc.*	18,670	1,459,994
MiMedx Group, Inc.*,4	2,900	43,413
Mirati Therapeutics, Inc.*	16,863	61,550
Myriad Genetics, Inc.*	2,000	51,680
Neogen Corp.*	19,800	1,368,378
Nevro Corp.*,4	3,980	296,231
NewLink Genetics Corp.*,4	12,983	95,425
Ophthotech Corp.*	32,158	82,324
OraSure Technologies, Inc.*	91,891	1,586,039
PDL BioPharma, Inc.	106,678	263,495
Penumbra, Inc.*,4	11,067	971,129
Portola Pharmaceuticals, Inc.*,4	5,359	301,015
PRA Health Sciences, Inc.*	45,220	3,391,952
Prestige Brands Holdings, Inc.*	25,615	1,352,728
Prothena Corp. PLC*,4	700	37,884
Puma Biotechnology, Inc.*,4	800	69,920
Radius Health, Inc.*,4	700	31,661
Repligen Corp.*,4	62,452	2,588,011
Sage Therapeutics, Inc.*	5,355	426,472
Sarepta Therapeutics, Inc.*	1,200	40,452
Seres Therapeutics, Inc.*,4	8,714	98,468
Spark Therapeutics, Inc.*,4	6,941	414,655
Supernus Pharmaceuticals, Inc.*	63,315	2,728,877
TESARO, Inc.*,4	5,330	745,454
Tetraphase Pharmaceuticals, Inc.*	15,811	112,732

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 23.8% (continued)
Tivity Health, Inc.*	9,440	$376,184
Ultragenyx Pharmaceutical, Inc.*,4	1,100	68,321
Veeva Systems, Inc., Class A*	5,609	343,888
Zafgen, Inc.*	19,750	69,322
Total Health Care		46,237,830
Industrials - 15.5%
Air Lease Corp.	13,076	488,519
Alamo Group, Inc.	4,500	408,645
Allison Transmission Holdings, Inc.	23,867	895,251
Apogee Enterprises, Inc.	7,111	404,189
Applied Industrial Technologies, Inc.	6,400	377,920
Argan, Inc.	15,830	949,800
Beacon Roofing Supply, Inc.*	16,248	796,152
Brady Corp., Class A	6,100	206,790
The Brink’s Co.	6,900	462,300
Builders FirstSource, Inc.*	40,240	616,477
Comfort Systems USA, Inc.	22,140	821,394
Curtiss-Wright Corp.	1,600	146,848
Deluxe Corp.	22,105	1,530,108
DXP Enterprises, Inc.*	5,382	185,679
EMCOR Group, Inc.	1,600	104,608
Essendant, Inc.	9,456	140,232
Esterline Technologies Corp.*	5,066	480,257
The Greenbrier Cos., Inc.[4]	6,458	298,682
Hawaiian Holdings, Inc.*	20,852	979,001
Heidrick & Struggles International, Inc.	7,000	152,250
Insperity, Inc.	3,400	241,400
Interface, Inc.	46,005	903,998
Knight Transportation, Inc.[4]	26,400	978,120
Knoll, Inc.	88,030	1,765,002
Kornit Digital, Ltd.*	60,134	1,163,593
MasTec, Inc.*	16,001	722,445
Mercury Systems, Inc.*	21,990	925,559
Moog, Inc., Class A*	1,600	114,752
MRC Global, Inc.*	16,800	277,536
MSA Safety, Inc.	1,400	113,638
Nordson Corp.	5,101	618,853
PGT Innovations, Inc.*	58,070	743,296
Ply Gem Holdings, Inc.*	31,646	568,046
Proto Labs, Inc.*	5,758	387,226

	Shares	Value
Quad/Graphics, Inc.	34,952	$801,100
Quanta Services, Inc.*	15,845	521,617
Saia, Inc.*	35,795	1,836,284
SiteOne Landscape Supply, Inc.*,4	24,980	1,300,459
SPX Corp.*	16,511	415,417
Supreme Industries, Inc., Class A	19,445	319,870
Trex Co., Inc.*	5,200	351,832
Vectrus, Inc.*	5,000	161,600
Wabash National Corp.[4]	53,900	1,184,722
WageWorks, Inc.*	40,495	2,721,264
XPO Logistics, Inc.*	9,822	634,796
Total Industrials		30,217,527
Information Technology - 25.6%
2U, Inc.*	18,275	857,463
A10 Networks, Inc.*	17,000	143,480
Acacia Communications, Inc.*	2,352	97,537
Acxiom Corp.*	13,425	348,782
Advanced Energy Industries, Inc.*	17,098	1,106,070
Aspen Technology, Inc.*	4,600	254,196
Barracuda Networks, Inc.*	9,801	226,011
Blackline, Inc.*	12,061	431,060
Blucora, Inc.*	19,100	404,920
Brightcove, Inc.*	15,072	93,446
BroadSoft, Inc.*,4	35,480	1,527,414
Cabot Microelectronics Corp.	14,825	1,094,530
Carbonite, Inc.*	23,700	516,660
Cavium, Inc.*	6,009	373,339
CEVA, Inc.*	37,959	1,725,237
ChannelAdvisor Corp.*	10,219	118,029
Ciena Corp.*	15,046	376,451
Cirrus Logic, Inc.*	14,343	899,593
Cloudera, Inc.*,4	7,967	127,631
Cognex Corp.	6,074	515,683
Coherent, Inc.*	1,691	380,458
CommVault Systems, Inc.*	11,748	663,175
Cornerstone OnDemand, Inc.*	1,181	42,221
CPI Card Group, Inc.	68,110	194,114
Ebix, Inc.[4]	3,657	197,112
Ellie Mae, Inc.*	16,910	1,858,578
ePlus, Inc.*	2,919	216,298
Everi Holdings, Inc.*	8,836	64,326

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 25.6% (continued)
Extreme Networks, Inc.*	49,600	$457,312
Fair Isaac Corp.	2,900	404,289
Five9, Inc.*	45,126	971,112
GrubHub, Inc.*,4	8,382	365,455
The Hackett Group, Inc.	36,123	559,906
HubSpot, Inc.*,4	12,921	849,556
Imperva, Inc.*	11,911	569,941
Inphi Corp.*,4	35,919	1,232,022
InterDigital, Inc.	4,300	332,390
IPG Photonics Corp.*	3,465	502,772
Itron, Inc.*	5,700	386,175
j2 Global, Inc.	8,175	695,611
LogMeln, Inc.	14,860	1,552,870
Lumentum Holdings, Inc.*,4	10,803	616,311
MACOM Technology Solutions Holdings, Inc.*,4	12,716	709,171
Materialise N.V., ADR*	8,578	101,821
MAXIMUS, Inc.	26,185	1,639,967
MaxLinear, Inc.*	44,140	1,231,065
Methode Electronics, Inc.	9,200	379,040
MINDBODY, Inc., Class A*	26,550	722,160
Mitek Systems, Inc.*	16,415	137,886
Monolithic Power Systems, Inc.	12,893	1,242,885
MuleSoft, Inc., Class A*,4	22,253	554,990
Nanometrics, Inc.*	11,300	285,777
Oclaro, Inc.*,4	19,399	181,187
Okta, Inc.*,4	4,509	102,805
Paycom Software, Inc.*,4	19,506	1,334,405
Pegasystems, Inc.	51,180	2,986,353
Proofpoint, Inc.*,4	14,224	1,235,070
Qualys, Inc.*	38,225	1,559,580
RealPage, Inc.*	11,928	428,812
RingCentral, Inc., Class A*	21,643	791,052
Rogers Corp.*	2,800	304,136
Science Applications International Corp.	5,200	360,984
Semtech Corp.*	18,265	652,974
Shopify, Inc., Class A*	5,783	502,543
Silicon Laboratories, Inc.*	11,210	766,204
SPS Commerce, Inc.*	12,970	826,967
Stamps.com, Inc.*,4	4,666	722,647
Synaptics, Inc.*	4,753	245,778

	Shares	Value
Syntel, Inc.[4]	22,975	$389,656
Take-Two Interactive Software, Inc.*	6,800	498,984
TeleTech Holdings, Inc.	9,900	403,920
The Trade Desk, Inc., Class A*	18,902	947,179
TrueCar, Inc.*,4	22,061	439,676
Universal Display Corp.	9,077	991,662
Varonis Systems, Inc.*	8,870	329,964
Web.com Group, Inc.*	16,660	421,498
Wix.com, Ltd.*	13,599	946,490
Yext, Inc.*,4	1,769	23,581
Total Information Technology		49,748,405
Materials - 2.1%
The Chemours Co.	4,300	163,056
Eagle Materials, Inc.	5,129	474,022
Huntsman Corp.	2,641	68,243
Innophos Holdings, Inc.	1,900	83,296
Louisiana-Pacific Corp.*	16,700	402,637
Minerals Technologies, Inc.	7,907	578,792
Myers Industries, Inc.	4,300	77,185
Trinseo, S.A.	16,764	1,151,687
Worthington Industries, Inc.	19,965	1,002,642
Total Materials		4,001,560
Real Estate - 0.5%
Altisource Portfolio Solutions, S.A.*	23,985	523,353
HFF, Inc., Class A	13,100	455,487
Total Real Estate		978,840
Telecommunication Services - 0.6%
Cogent Communications Holdings, Inc.	30,435	1,220,444
Utilities - 0.4%
Ormat Technologies, Inc.	6,700	393,156
Pattern Energy Group, Inc.	3,700	88,208
Spark Energy, Inc., Class A4	10,210	191,948
Total Utilities		673,312
Total Common Stocks (cost $148,923,036)		186,453,650
Rights - 0.0%#
DYAX Corp. (Health Care)*,10 (cost $0)	4,700	47

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 17.6%
Repurchase Agreements - 13.2%[7]
BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.110% total to be received $823,653 (collateralized by various U.S. Government Agency Obligations, 0.000% -9.000%, 07/28/17 - 09/09/49, totaling $840,049)	$823,577	$823,577
Cantor Fitzgerald Securities, Inc., dated 06/30/17, due 07/03/17, 1.150% total to be received $6,097,659 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/17 - 05/20/67, totaling $6,219,016)	6,097,075	6,097,075
Daiwa Capital Markets America, dated 06/30/17, due 07/03/17, 1.150% total to be received $6,097,659 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 07/13/17 - 12/01/51, totaling $6,219,017)	6,097,075	6,097,075
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $1,002,563 (collateralized by various U.S. Government Agency Obligations, 0.000% -7.250%, 07/15/17 - 01/15/37, totaling $1,022,525)	1,002,474	1,002,474
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.250% total to be received $492,421 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $502,220)	492,370	492,370

	Principal Amount	Value
Nomura Securities International, Inc., dated 06/30/2017, due 07/03/17, 1.130% total to be received $5,061,969 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/10/17 - 06/20/67, totaling $5,162,722)	$5,061,492	$5,061,492
State of Wisconsin Investment Board, dated 06/30/17, due 07/03/17, 1.300% total to be received $6,097,761 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $6,219,024)	6,097,100	6,097,100
Total Repurchase Agreements		25,671,163

	Shares
Other Investment Companies - 4.4%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[8]	8,488,917	8,488,917
Total Short-Term Investments (cost $34,160,080)		34,160,080
Total Investments - 113.5% (cost $183,083,116)		220,613,777
Other Assets, less Liabilities - (13.5)%		(26,173,438)
Net Assets - 100.0%		$194,440,339

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Loomis Sayles Bond Fund	$1,890,673,653	$147,589,657	$(54,167,272)	$93,422,385
AMG Managers Global Income Opportunity Fund	14,945,440	647,412	(703,158)	(55,746)
AMG Managers Special Equity Fund	185,103,820	40,973,723	(5,463,766)	35,509,957

*	Non-income producing security.
†	Principal amount stated in U.S. dollars unless otherwise stated.
#	Less than 0.05%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2017, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Loomis Sayles Bond Fund	$341,855,782	17.3%
AMG Managers Global Income Opportunity Fund	4,196,524	29.4%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Floating Rate Security. The rate listed is as of June 30, 2017. Date in parentheses represents the security’s next coupon rate reset.
[2]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. The market value of illiquid securities at June 30, 2017, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Loomis Sayles Bond Fund	$37,303,122	1.9%

[3]	Variable Rate Security. The rate listed is as of June 30, 2017, and is periodically reset subject to terms and conditions set forth in the debenture.
[4]	Some or all of these securities were out on loan to various brokers as of June 30, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Loomis Sayles Bond Fund	$20,228,516	1.0%
AMG Managers Global Income Opportunity Fund	793,650	5.6%
AMG Managers Special Equity Fund	25,012,278	12.9%

[5]	Convertible Security. A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds and convertible preferred stocks at June 30, 2017, amounted to the following:

Convertible Bonds Fund	Market Value	% of Net Assets
AMG Managers Loomis Sayles Bond Fund	$43,490,367	2.2%

Convertible Preferred Stocks Fund	Market Value	% of Net Assets
AMG Managers Loomis Sayles Bond Fund	$13,383,677	0.7%

[6]	Represents yield to maturity at June 30, 2017.
[7]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[8]	Yield shown represents the June 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[9]	Perpetuity Bond. The date shown is the final call date.
[10]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.
[11]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Managers Loomis Sayles Bond Fund*
Australia	1.2%
Bermuda	0.9%
Brazil	0.4%
Canada	0.8%
Cayman Islands	2.6%
France	1.1%
Ireland	0.6%
Luxembourg	1.7%
Malaysia	0.2%
Mexico	4.2%

*	As a percentage of long-term investments as of June 30, 2017.

Country	AMG Managers Loomis Sayles Bond Fund*
Netherlands	2.3%
New Zealand	0.6%
Norway	0.2%
Saudi Arabia	0.7%
South Korea	0.2%
Spain	1.7%
United Arab Emirates	1.2%
United Kingdom	2.8%
United States	76.6%

100.0%

Country	AMG Managers Global Income Opportunity Fund*
Argentina	4.5%
Australia	2.3%
Brazil	3.4%
Canada	2.1%
Cayman Islands	1.5%
Chile	2.4%
Colombia	3.2%
Dominican Republic	0.9%
France	6.5%
Germany	0.4%
Hungary	1.1%
Indonesia	4.8%
Israel	0.9%
Luxembourg	1.8%
Mexico	12.9%
Morocco	1.6%
Netherlands	3.0%
New Zealand	2.6%

Country	AMG Managers Global Income Opportunity Fund*
Panama	1.1%
Peru	2.8%
Romania	0.3%
Russia	0.7%
South Africa	1.2%
South Korea	1.7%
Spain	2.5%
Thailand	1.0%
Turkey	0.5%
United Kingdom	7.4%
United States	22.4%
Uruguay	0.3%
Venezuela	2.2%

100.0%

*	As a percentage of long-term investments as of June 30, 2017.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of June 30, 2017:

(See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Loomis Sayles Bond Fund
Investments in Securities
Asset-Backed Securities	—	$74,888,246	$16,284,549	$91,172,795
Corporate Bonds and Notes†	—	1,326,981,714	—	1,326,981,714
Foreign Government Obligations	—	140,446,799	—	140,446,799
Mortgage-Backed Securities	—	8,907,198	—	8,907,198
Municipal Bonds	—	17,950,404	—	17,950,404
U.S. Government and Agency Obligations†	—	227,538,999	—	227,538,999
Preferred Stocks††	$15,291,622	—	—	15,291,622
Short-Term Investments
Repurchase Agreements	—	20,829,227	—	20,829,227
U.S. Government and Agency Discount Notes	—	24,961,333	—	24,961,333
U.S. Treasury Bills	—	59,889,217	—	59,889,217
Other Investment Companies	50,126,730	—	—	50,126,730

Total Investments in Securities	$65,418,352	$1,902,393,137	$16,284,549	$1,984,096,038

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2017:

AMG Managers Loomis Sayles Bond Fund	Asset-Backed Securities
Balance as of December 31, 2016	$18,843,935
Accrued discounts (premiums)	(3,358)
Realized gain (loss)	(18,678)
Change in unrealized appreciation (depreciation)	406,606
Purchases	—
Sales	(2,943,956)
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2017	$16,284,549
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017	$327,696

The Fund’s investment that is categorized as Level 3 is valued utilizing third party pricing information without adjustment (broker quote). Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investment.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Managers Global Income Opportunity Fund
Investments in Securities
Asset-Backed Securities	—	$76,318	—	$76,318
Corporate Bonds and Notes†	—	7,786,895	—	7,786,895
Foreign Government Obligations	—	5,432,003	—	5,432,003
U.S. Government and Agency Obligations†	—	646,877	—	646,877
Short-Term Investments
Repurchase Agreements	—	829,318	—	829,318
Other Investment Companies	$118,283	—	—	118,283

Total Investments in Securities	$118,283	$14,771,411	—	$14,889,694

Financial Derivative Instruments-Assets†††
Foreign Currency Exchange Contracts	—	$47,134	—	$47,134
Financial Derivative Instruments-Liabilities†††
Foreign Currency Exchange Contracts	—	(70,835)	—	(70,835)

Total Financial Derivative Instruments	—	$(23,701)	—	$(23,701)

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Managers Special Equity Fund
Investments in Securities
Common Stocks††	$186,453,650	—	—	$186,453,650
Rights	—	—	$47	47
Short-Term Investments
Repurchase Agreements	—	$25,671,163	—	25,671,163
Other Investment Companies	8,488,917	—	—	8,488,917

Total Investments in Securities	$194,942,567	$25,671,163	$47	$220,613,777

At June 30, 2017, the Level 3 security are Rights received as a result of a corporate action.

†	All corporate bonds and notes and U.S. government and agency obligations held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
††	All common and preferred stocks held in the Fund are level 1 securities. For a detailed breakout of the common and preferred stocks, please refer to the Schedule of Portfolio Investments.
†††	Derivative instruments, such as forwards contracts are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

As of June 30, 2017, the Funds had no significant transfers between levels from the beginning of the reporting period.

The following schedule shows the value of derivative instruments at June 30, 2017:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
AMG Managers Global Income Opportunity Fund
	Foreign currency exchange contracts	Unrealized appreciation on foreign currency contracts	$47,134	Unrealized depreciation on foreign currency contracts	$70,835

For the six months ended June 30, 2017, the effect of derivative instruments on the Statement of Operations and the amount of realized gain/(loss) and unrealized gain/(loss) on derivatives recognized in income is as follows:

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change In Unrealized Gain/(Loss)
AMG Managers Global Income Opportunity Fund
	Foreign currency exchange contracts	Net realized gain (loss) on foreign currency transactions	$(69,263)	Net change in unrealized appreciation (depreciation) of foreign currency translations	$3,524

At June 30, 2017, the following Fund had foreign currency contracts (in U.S. Dollars):

(See Note 9 in the Notes to Financial Statements.)

AMG Managers Global Income Opportunity Fund

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Appreciation/ (Depreciation)
British Pound	Long	09/20/17	CS	$130,573	$128,054	$2,519
Euro	Long	09/20/17	MS	2,079,637	2,042,272	37,365
Japanese Yen	Long	09/20/17	CS	2,199,429	2,250,515	(51,086)
Australian Dollar	Short	09/20/17	CS	441,477	450,705	(9,228)
Brazilian Real	Short	09/20/17	ML	174,810	173,693	1,117
Indonesian Rupiah	Short	09/20/17	CS	231,657	231,069	588
Mexican Peso	Short	09/20/17	UBS	1,086,367	1,090,132	(3,764)
New Zealand Dollar	Short	09/20/17	CS	359,606	365,855	(6,249)
South African Rand	Short	09/20/17	UBS	175,191	169,646	5,545
Swiss Franc	Short	09/20/17	UBS	62,392	62,900	(508)

			Totals	$6,941,139	$6,964,841	$(23,701)

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

EMTN:	European Medium-Term Notes
FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GMTN:	Global Medium-Term Notes
MPLE:	A bond denominated in Canadian dollars that is sold in
Canada by foreign institutions and companies.
MTN:	Medium-Term Note
SAU:	Saugus

COUNTERPARTY ABBREVIATIONS:

CS:	Credit Suisse
ML:	Merrill Lynch
MS:	Morgan Stanley
UBS:	UBS Securities LLC

CURRENCY ABBREVIATIONS:

ARS:	Argentina Peso
AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
CLP:	Chile Peso
COP:	Colombian Peso
EUR:	Euro
GBP:	British Pound
IDR:	Indonesian Rupiah
MXN:	Mexican Peso
NZD:	New Zealand Dollar
RUB:	Russian Ruble
THB:	Thailand Baht
TRY:	Turkey Lira
UYU:	Uruguay Peso
ZAR:	South African Rand

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2017

		AMG Managers
	AMG Managers	Global Income	AMG Managers
	Loomis Sayles	Opportunity	Special Equity
	Bond Fund#	Fund#	Fund#
Assets:
Investments at value* (including securities on loan valued at $20,228,516, $793,650
and $25,012,278, respectively)	$1,963,266,811	$14,060,376	$194,942,614
Repurchase agreements at value**	20,829,227	829,318	25,671,163
Foreign currency**	—	115,853	—
Cash	885	120,000	—
Dividends, interest and other receivables	19,353,943	177,745	108,093
Receivable for investments sold	—	—	3,553,905
Receivable for Fund shares sold	2,325,042	7,288	225,221
Unrealized appreciation on foreign currency contracts	—	47,134	—
Receivable from affiliate	—	6,340	7,571
Prepaid expenses	51,246	12,489	23,033
Total assets	2,005,827,154	15,376,543	224,531,600
Liabilities:
Due to Custodian	—	—	255,446
Payable upon return of securities loaned	20,829,227	829,318	25,671,163
Payable for Fund shares repurchased	3,898,626	97,164	194,309
Payable for investments purchased	—	24,979	3,653,232
Unrealized depreciation on foreign currency contracts	—	70,835	—
Accrued expenses:
Investment advisory and management fees	1,135,343	6,565	144,774
Administrative fees	244,961	1,790	24,129
Shareholder servicing fees - Class N	96,012	—	35,701
Professional fees	37,559	24,841	18,170
Trustees fees and expenses	9,740	50	973
Other	523,707	44,797	93,364
Total liabilities	26,775,175	1,100,339	30,091,261
Net Assets	$1,979,051,979	$14,276,204	$194,440,339
* Investments at cost	$1,864,775,857	$14,108,309	$157,411,953
** Repurchase agreements at cost	20,829,227	829,318	25,671,163
** Foreign currency at cost	—	$114,454	—

#	Effective February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

		AMG Managers
	AMG Managers	Global Income	AMG Managers
	Loomis Sayles	Opportunity	Special Equity
	Bond Fund#	Fund#	Fund#
Net Assets Represent:
Paid-in capital	$1,870,666,200	$17,223,188	$254,750,130
Undistributed (distribution in excess of) net investment income	1,963,606	23,119	(803,206)
Accumulated net realized gain (loss) from investments	7,913,510	(2,900,314)	(97,037,246)
Net unrealized appreciation (depreciation) of investments	98,508,663	(69,789)	37,530,661
Net Assets	$1,979,051,979	$14,276,204	$194,440,339
Class N:
Net Assets	$1,151,159,542	$14,276,204	$172,213,468
Shares outstanding	42,569,668	698,363	1,601,455
Net asset value, offering and redemption price per share	$27.04	$20.44	$107.54
Class l:
Net Assets	$827,892,437	n/a	$22,226,871
Shares outstanding	30,617,044	n/a	201,140
Net asset value, offering and redemption price per share	$27.04	n/a	$110.50

#	Effective February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended June 30, 2017

		AMG Managers
	AMG Managers	Global Income	AMG Managers
	Loomis Sayles	Opportunity	Special Equity
	Bond Fund#	Fund#	Fund#
Investment Income:
Interest income	$43,955,621	$345,459	$371
Dividend income	566,597	718	462,148 [1]
Securities lending income	38,209	2,294	49,593
Miscellaneous income	227,525	283	5,766
Foreign withholding tax	(34,086)	(7,656)	—
Total investment income	44,753,866	341,098	517,878
Expenses:
Investment advisory and management fees	6,181,888	39,889	895,107
Administrative fees	1,483,653	10,879	149,185
Shareholder servicing fees - Class N	596,763	—	223,061
Reports to shareholders	135,923	3,907	10,879
Trustees fees and expenses	94,700	736	9,408
Custodian fees	84,591	15,779	26,290
Professional fees	83,017	20,332	19,231
Transfer agent fees	71,201	1,164	16,345
Registration fees	48,818	12,986	21,803
Miscellaneous	25,312	681	3,111
Repayment of prior reimbursements	593,907	—	—
Total expenses before offsets/reductions	9,399,773	106,353	1,374,420
Expense reimbursements	—	(41,806)	(46,922)
Expense reductions	—	—	(6,414)
Net expenses	9,399,773	64,547	1,321,084
Net Investment income (loss)	35,354,093	276,551	(803,206)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	10,795,562	36,012	16,337,378
Net realized gain (loss) on foreign currency transactions	(7,298,083)	(424,252)	4
Net change in unrealized appreciation of investments	51,650,138	1,138,779	410,988
Net change in unrealized appreciation (depreciation) of foreign currency translations	57,479	8,117	—
Net realized and unrealized gain	55,205,096	758,656	16,748,370
Net increase in net assets resulting from operations	$90,559,189	$1,035,207	$15,945,164

#	Effective February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[1]	Includes non-recurring dividends of $51,993.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2017 (unaudited) and the year ended December 31, 2016

	AMG Managers Loomis Sayles Bond Fund#		AMG Managers Global Income Opportunity Fund#		AMG Managers Special Equity Fund#
	2017	2016	2017	2016	2017	2016
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$35,354,093	$81,971,956	$276,551	$800,755	$(803,206)	$(894,152)
Net realized gain (loss) on investments and foreign currency transactions	3,497,479	34,070,550	(388,240)	(1,496,987)	16,337,382	11,218,049
Net change in unrealized appreciation of investments and foreign currency translations	51,707,617	16,624,352	1,146,896	2,378,793	410,988	13,600,483
Net increase in net assets resulting from operations	90,559,189	132,666,858	1,035,207	1,682,561	15,945,164	23,924,380
Distributions to Shareholders:
From net investment income:
Class N	(18,504,050)	(49,997,900)	—	—	—	—
Class l	(12,630,207)	(31,758,536)	—	—	—	—
From net realized gain on investments:
Class N		(15,868,934)	—	—	—	—
Class l	—	(9,886,994)	—	—	—	—
Total distributions to shareholders	(31,134,257)	(107,512,364)	—	—	—	—
Capital Share Transactions:[1]
Net decrease from capital share transactions	(86,383,851)	(491,914,996)	(2,192,749)	(18,389,441)	(21,159,873)	(24,667,658)
Total decrease in net assets	(26,958,919)	(466,760,502)	(1,157,542)	(16,706,880)	(5,214,709)	(743,278)
Net Assets:
Beginning of period	2,006,010,898	2,472,771,400	15,433,746	32,140,626	199,655,048	200,398,326
End of period	$1,979,051,979	$2,006,010,898	$14,276,204	$15,433,746	$194,440,339	$199,655,048
End of period undistributed (distributions in excess of) net investment income	$1,963,606	$(2,256,230)	$23,119	$(253,432)	$(803,206)	—

#	Effective October 1, 2016 and February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2017#	For the years ended December 31,
Class N	(Unaudited)	2016##	2015	2014	2013†	2012
Net Asset Value, Beginning of Period	$26.24	$26.19	$27.88	$27.33	$27.93	$25.97
Income (loss) from Investment Operations:
Net investment income[1,2]	0.47	0.95	0.74	0.80	0.92	1.03
Net realized and unrealized gain (loss) on investments	0.74	0.40	(1.34)	0.78	(0.63)	2.04
Total income (loss) from investment operations	1.21	1.35	(0.60)	1.58	0.29	3.07
Less Distributions to Shareholders from:
Net investment income	(0.41)	(0.96)	(0.71)	(0.85)	(0.89)	(1.11)
Net realized gain on investments	—	(0.34)	(0.38)	(0.18)	—	—
Total distributions to shareholders	(0.41)	(1.30)	(1.09)	(1.03)	(0.89)	(1.11)
Net Asset Value, End of Period	$27.04	$26.24	$26.19	$27.88	$27.33	$27.93
Total Return[2]	4.65%[18]	5.19%[4]	(2.19)%[4]	5.81%	1.06%	12.04%
Ratio of net expenses to average net assets	0.99%[19]	1.00%	0.99%	0.99%	1.01%[5]	0.99%[6]
Ratio of gross expenses to average net assets[3]	0.99%[19]	1.02%	1.02%	1.02%	1.05%[5]	1.05%[6]
Ratio of net investment income to average net assets[2]	3.53%[19]	3.52%	2.69%	2.85%	3.33%[5]	3.79%[6]
Portfolio turnover	2%[18]	27%	10%	26%	19%	26%
Net assets at end of period (000’s omitted)	$1,151,160	$1,234,229	$1,575,246	$1,947,536	$1,545,765	$2,374,012

	For the six months ended June 30, 2017#	For the years ended December 31,			For the period from April 1, 2013
Class l	(Unaudited)	2016##	2015	2014	to December 31, 2013††
Net Asset Value, Beginning of Period	$26.24	$26.19	$27.87	$27.33	$28.19
Income (loss) from Investment Operations:
Net investment income[1,2]	0.48	0.97	0.77	0.83	0.73
Net realized and unrealized gain (loss) on investments	0.74	0.40	(1.33)	0.77	(0.88)
Total income (loss) from investment operations	1.22	1.37	(0.56)	1.60	(0.15)
Less Distributions to Shareholders from:
Net investment income	(0.42)	(0.98)	(0.74)	(0.88)	(0.71)
Net realized gain on investments	—	(0.34)	(0.38)	(0.18)	—
Total distributions to shareholders	(0.42)	(1.32)	(1.12)	(1.06)	(0.71)
Net Asset Value, End of Period	$27.04	$26.24	$26.19	$27.87	$27.33
Total Return[2]	4.70%[18]	5.29%	(2.05)%	5.88%	(0.48)%[18]
Ratio of net expenses to average net assets	0.89%[19]	0.90%	0.89%	0.89%	0.91	%5,[19]
Ratio of gross expenses to average net assets[3]	0.89%[19]	0.93%	0.92%	0.92%	0.95	%5,[19]
Ratio of net investment income to average net assets[2]	3.63%[19]	3.61%	2.79%	2.93%	3.53%[5,19]
Portfolio turnover	2%[18]	27%	10%	26%	19%[18]
Net assets at end of period (000’s omitted)	$827,892	$771,782	$897,526	$1,061,280	$745,121

AMG Managers Global Income Opportunity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2017#	For the years ended December 31,
Class N	(Unaudited)	2016##	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$19.05	$18.18	$19.68	$19.69	$20.56	$19.30
Income (loss) from Investment Operations:
Net investment income[1,2]	0.37	0.72	0.65	0.57	0.51	0.53
Net realized and unrealized gain (loss) on investments	1.02	0.15	(1.87)	(0.21)	(0.80)	1.52
Total income (loss) from investment operations	1.39	0.87	(1.22)	0.36	(0.29)	2.05
Less Distributions to Shareholders from:
Net investment income	—	—	(0.28)	(0.37)	(0.58)	(0.79)
Net Asset Value, End of Period	$20.44	$19.05	$18.18	$19.68	$19.69	$20.56
Total Return[2]	7.30%[18]	4.79%	(6.22)%	1.84%	(1.40)%	10.63%
Ratio of net expenses to average net assets	0.89%[19]	0.89%	0.89%	0.89%	0.91%[7]	1.05%[8]
Ratio of gross expenses to average net assets[3]	1.47%[19]	1.46%	1.29%	1.26%	1.23%[7]	1.36%[8]
Ratio of net investment income to average net assets[2]	3.81%[19]	3.75%	3.36%	2.78%	2.49%[7]	2.63%[8]
Portfolio turnover	38%[18]	34%	53%	56%	40%	59%
Net assets at end of period (000’s omitted)	$14,276	$15,434	$32,141	$50,213	$48,295	$34,948

AMG Managers Special Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2017#		For the years ended December 31,
Class N	(Unaudited)		2016##	2015	2014	2013†††	2012
Net Asset Value, Beginning of Period	$99.33		$87.84	$88.30	$87.24	$60.14	$54.51
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.43)[9]		(0.43)[10]	(0.47)[11]	(0.72)	(0.52)[12]	(0.24)[13]
Net realized and unrealized gain on investments	8.64		11.92	0.01	1.78	27.62	5.87
Total income (loss) from investment operations	8.21		11.49	(0.46)	1.06	27.10	5.63
Net Asset Value, End of Period	$107.54		$99.33	$87.84	$88.30	$87.24	$60.14
Total Return[2]	8.26%[18]		13.08%[4]	(0.52)%[4]	1.22%	45.06%[14]	10.35%[4]
Ratio of net expenses to average net assets[15]	1.36%[19]		1.36%	1.35%	1.35%	1.37%[16]	1.35%[17]
Ratio of total expenses to average net assets[3]	1.41%[19]		1.50%	1.51%	1.51%	1.52%[16]	1.55	% [17]
Ratio of net investment loss to average net assets[2]	(0.83)%[19]		(0.49)%	(0.51)%	(0.83)%	(0.71)%[16]	(0.40)%[17]
Portfolio turnover	42	% [18]	120%	116%	121%	129%	107%
Net assets at end of period (000’s omitted)	$172,213		$180,008	$181,862	$205,362	$240,162	$184,142

	For the six months ended June 30, 2017#	For the years ended December 31,
Class l	(Unaudited)	2016##	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$101.95	$89.92	$90.18	$88.87	$61.34	$55.45
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.31)[9]	(0.22)[10]	(0.26)[11]	(0.51)	(0.34)[12]	(0.05)[13]
Net realized and unrealized gain on investments	8.86	12.25	0.00 *	1.82	27.87	5.94
Total income (loss) from investment operations	8.55	12.03	(0.26)	1.31	27.53	5.89
Net Asset Value, End of Period	$110.50	$101.95	$89.92	$90.18	$88.87	$61.34
Total Return[2]	8.39%[4,18]	13.38%[4]	(0.29)%[4]	1.47%	44.88%	10.62%
Ratio of net expenses to average net assets[15]	1.11%[19]	1.11%	1.10%	1.10%	1.12%[16]	1.10%[17]
Ratio of gross expenses to average net assets[3]	1.16%[19]	1.25%	1.26%	1.26%	1.27%[16]	1.30%[17]
Ratio of net investment loss to average net assets[2]	(0.58)%[19]	(0.24)%	(0.27)%	(0.58)%	(0.46)%[16]	(0.08)%[17]
Portfolio turnover	42%[18]	120%	116%	121%	129%	107%
Net assets at end of period (000’s omitted)	$22,227	$19,647	$18,536	$18,917	$20,215	$16,407

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

†	Formerly shares of the Fund’s sole class, which were reclassified and redesignated as Service Class shares on April 1, 2013.
††	Commencement of operations was April 1, 2013.
†††	All Managers Class shares were renamed Service Class shares on April 1, 2013.
#	Effective February 27, 2017, Class S shares were renamed Class N shares.
##	Effective October 1, 2016, the Service Class and Institutional Class of AMG Managers Loomis Sayles Bond Fund and AMG Managers Special Equity Fund were renamed Class S and Class l, respectively. The shares of AMG Managers Global Income Opportunity Fund were reclassified and redesignated as Class S shares.
*	Rounds to less than $0.01 per share.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[5]	Includes non-routine extraordinary expenses amounting to 0.023% and 0.015% of average net assets for Class N and Class l, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[7]	Includes non-routine extraordinary expenses amounting to 0.020% of average net assets.
[8]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[9]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.46) and $(0.34) for Class N and Class l, respectively.
[10]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.49) and $(0.28) for Class N and Class l, respectively.
[11]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.69) and $(0.48) for Class N and Class l, respectively.
[12]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.59) and $(0.41) for Class N and Class l, respectively.
[13]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.45) and $(0.27) for Class N and Class l, respectively.
[14]	The total return would have been 44.56% had the capital contribution of $851,162 not been included.
[15]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2017 and 0.01% for the years ended 2015, 2014, 2013 and 2012.
[16]	Includes non-routine extraordinary expenses amounting to 0.018% and 0.018% of average net assets for Class N and Class l, respectively.
[17]	Includes non-routine extraordinary expenses amounting to 0.003% and 0.004% of average net assets for Class N and Class l, respectively.
[18]	Not annualized.
[19]	Annualized.

Notes to Financial Statements (unaudited)

June 30, 2017

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are AMG Managers Loomis Sayles Bond Fund (“Bond”), AMG Managers Global Income Opportunity Fund (“Global Income Opportunity”) and AMG Managers Special Equity Fund (“Special Equity”), each a “Fund” and collectively the “Funds.”

Each Fund offers different classes of shares, which, effective October 1, 2016 were renamed or redesignated. Both Bond and Special Equity previously offered Service Class shares and Institutional Class shares which were renamed to Class S and Class I, respectively; and Global Income Opportunity shares were reclassified and redesignated Class S. Effective February 27, 2017, Class S shares were renamed to Class N shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Notes to Financial Statements (continued)

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively, the “AMG Fund family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized gains and losses, the common expenses of each Fund and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Special Equity had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2017, the impact on the expense ratios, if any, was $6,414 or less than 0.00%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to currency gains/losses, redesignation of dividends and current year write-off of a net operating loss. Temporary differences are due to differing treatments for losses deferred due to excise tax regulations, contingent preferred debt instruments and wash sales.

Notes to Financial Statements (continued)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2016, and all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2017, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed, or in the case of post-enactment losses, for an unlimited time period.

		Capital Loss Carryover Amounts		Expires
Fund		Short-Term	Long-Term	December 31,
Global Income Opportunity
(Pre-Enactment)		$1,019,810	—	2017
(Pre-Enactment)		1,033,512	—	2018
(Post-Enactment)		159,760	$287,528	unlimited

	Totals	$2,213,082	$287,528

Special Equity
(Pre-Enactment)		$111,353,924	—	2017

As of June 30, 2017, Bond had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the year ended December 31, 2017, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of these securities in accordance with the Funds’ policy on investment valuation. Global Income Opportunity will deduct a 1.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended June 30, 2017, the Fund had redemption fees amounting to $848. This amount is netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

Notes to Financial Statements (continued)

For the six months ended June 30, 2017 (unaudited) and the year ended December 31, 2016, the capital stock transactions by class for the Funds were as follows:

	Bond				Special Equity
	2017		2016		2017		2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	3,085,712	$82,353,938	6,523,310	$175,284,993	1,845,926	$4,817,167	126,500	$11,516,306
Reinvestment of distributions	647,987	17,269,798	2,321,673	61,868,454	—	—	—	—
Cost of shares repurchased	(8,191,492)	(218,634,927)	(21,965,053)	(593,062,194)	(2,056,605)	(26,908,760)	(384,844)	(34,882,192)

Net decrease	(4,457,793)	$(119,011,191)	(13,120,070)	$(355,908,747)	(210,679)	$(22,091,593)	(258,344)	$(23,365,886)

Class l:
Proceeds from sale of shares	3,882,572	$103,834,544	7,573,150	$203,628,450	31,691	$3,421,043	39,551	$3,646,169
Reinvestment of distributions	471,311	12,564,895	1,560,163	41,599,594	—	—	—	—
Cost of shares repurchased	(3,145,225)	(83,772,099)	(14,000,804)	(381,234,293)	(23,266)	(2,489,323)	(52,969)	(4,947,941)

Net increase (decrease)	1,208,658	$32,627,340	(4,867,491)	$(136,006,249)	8,425	$931,720	(13,418)	$(1,301,772)

	Global Income Opportunity
	2017		2016
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	77,019	$1,520,729	173,897	$3,342,225
Reinvestment of distributions	—	—	—	—
Cost of shares repurchased	(188,905)	(3,713,478)	(1,132,023)	(21,731,666)

Net decrease	(111,886)	$(2,192,749)	(958,126)	$(18,389,441)

At June 30, 2017, certain unaffiliated shareholders of record, including omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Bond - two own 64%; Global Income Opportunity - three own 61%; Special Equity - two own 54%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and joint third-party repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2017, the market value of Repurchase Agreements outstanding for Bond, Global Income Opportunity and Special Equity were $20,829,227, $829,318 and $25,671,163, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The values of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

Notes to Financial Statements (continued)

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, and would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. Effective October 1, 2016, the Funds’ investment management fees are paid at the following annual rate of each Fund’s respective average daily net assets:

Bond	0.625%
Global Income Opportunity	0.550%
Special Equity	0.900%

Prior to October 1, 2016, the annual rate for the investment management fees were 0.625%, 0.700% and 0.900% of each Fund’s average daily net assets of Bond, Global Income Opportunity and Special Equity, respectively.

The Investment Manager has contractually agreed, through at least May 1, 2018, to waive management fees and/or reimburse Fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of Global Income Opportunity to 0.89%, of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the

Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2018, to waive management fees and/or reimburse Fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of Bond and Special Equity to 0.89% and 1.11%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund, fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At June 30, 2017, each Fund’s expiration of recoupment are as follows:

Expiration Period	Bond	Global Income Opportunity	Special Equity
Less than 1 year*	$382,486	$182,649	$331,063
Within 2 years	969,595	169,463	350,274
Within 3 years	192,919	84,212	152,907

Total Amount Subject To Recoupment	$1,545,000	$436,324	$834,244

*	A portion of this represents the expiration amount through the year ended December 31, 2017 of $46,929, $105,394 and $186,099 for Bond, Global Income Opportunity and Special Equity, respectively.

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund as further described in each Fund’s prospectus. Effective October 1, 2016, each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service. Prior to October 1, 2016, Bond, Global Income Opportunity and Special Equity paid an administration fee under a similar contract at an annual rate of 0.25%, 0.20% and 0.25%, respectively, of each Fund’s average daily net assets.

Notes to Financial Statements (continued)

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to each financial intermediaries such as broker-dealers (including fund supermarket platforms), banks, and trust companies that provide shareholder recordkeeping, account servicing and other services. Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2017, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Bond
Class N*	0.15%	0.10%
Class I**	0.05%	0.00%
Special Equity
Class N	0.25%	0.25%

*	Effective October 1, 2016, the maximum annual rate was increased to 0.15% from 0.10% for Class N shares.
**	Effective October 1, 2016, Class I shares were authorized, to reimburse up to a maximum annual rate of 0.05%.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2017, the following Funds either borrowed from or lent to other funds in the AMG Funds family: Special Equity lent a maximum of $2,537,119 for three days earning interest of $371. The interest amount is included in the Statement of Operations as interest income. Special Equity borrowed a maximum of $2,203,352 for five days paying interest of $472. The interest expense amount is included in the Statement of Operations as miscellaneous expense. At June 30, 2017, the Funds had no interfund loans outstanding.

For the six months ended June 30, 2017, Special Equity executed security transactions with other funds affiliated with Lord, Abbett & Co., LLC, one of the Fund’s subadvisers. Each of the transactions were executed at the closing price of the security transacted and with no commissions under Rule 17a-7 procedures approved by the Board. The amounts purchased and sold during the six months ended June 30, 2017, are reflected in the following chart:

	Number of Transactions	Total Quantity	Cost/Proceeds
Purchases	5	1,811	$81,280
Sales*	1	900	107,055

*	Realized gain was $49,019.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2017, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Bond	$33,912,663	$180,206,911
Global Income Opportunity	3,629,035	6,039,892
Special Equity	82,480,616	106,332,683

	U.S. Government Obligations
Fund	Purchases	Sales
Bond	—	$172,521
Global Income Opportunity	$1,710,364	1,067,470
Special Equity	—	—

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily

Notes to Financial Statements (continued)

less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At June 30, 2017, the value of the securities loaned and cash collateral received, were as follows:

Fund	Securities Loaned	Cash Collateral Received
Bond	$20,228,516	$20,829,227
Global Income Opportunity	793,650	829,318
Special Equity	25,012,278	25,671,163

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expects the risk of loss to be remote.

6. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

7. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if a Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, a Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. Government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

8. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why Global Income Opportunity uses derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to the Schedule of Portfolio Investments.

For the six months ended June 30, 2017, the average quarterly balances of derivative financial instruments outstanding were as follows:

Foreign currency exchange contracts:	Global Income Opportunity
Average U.S. Dollar amounts purchased/sold	$8,036,985

9. FORWARD FOREIGN CURRENCY CONTRACTS

During the six months ended June 30, 2017, Global Income Opportunity invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities.

A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

10. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program, Repurchase Agreements and derivative instruments, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements and derivatives that are subject to master netting agreements as of June 30, 2017:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Bond
BNP Paribas S.A.	$668,234	$668,234	—	—
Cantor Fitzgerald Securities, Inc.	4,947,241	4,947,241	—	—
Daiwa Capital Markets America	4,947,241	4,947,241	—	—
HSBC Securities USA, Inc.	813,388	813,388	—	—
Jefferies LLC	399,500	399,500	—	—
Nomura Securities International, Inc.	4,106,423	4,106,423	—	—
State of Wisconsin Investment Board	4,947,200	4,947,200	—	—

Totals	$20,829,227	$20,829,227	—	—

Global Income Opportunity
BNP Paribas S.A.	$34,893	$34,893	—	—
Cantor Fitzgerald Securities, Inc.	731,091	731,091	—	—
Credit Suisse	3,107	3,107	—	—
HSBC Securities USA, Inc.	42,473	42,473	—	—
Jefferies LLC	20,861	20,861	—	—
Merrill Lynch	1,117	—	—	1,117
Morgan Stanley	37,365	—	—	37,365
UBS Securities LLC	5,545	4,272	—	1,273

Totals	$876,452	$836,697	—	39,755

Special Equity
Citigroup Global Markets, Inc.	$3,499,223	$3,499,223	—	—
Daiwa Capital Markets America	3,499,223	3,499,223	—	—
Merrill Lynch Pierce Fenner & Smith, Inc.	736,450	736,450	—	—
Nomura Securities International, Inc.	3,499,223	3,499,223	—	—
RBC Dominion Securities, Inc	3,499,223	3,499,223	—	—

Totals	$14,733,342	$14,733,342	—	—

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Pledged	Net Amount
Global Income Opportunity
Credit Suisse	$66,563	$3,107	—	$63,456
UBS Securities LLC	4,272	4,272	—	—

Totals	$70,835	$7,379	—	$63,456

Notes to Financial Statements (continued)

12. REGULATORY UPDATES

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments related to Regulation S-X which sets forth the form and content of financial statements. At this time, Management has evaluated the implications of adopting these amendments and has determined there is no material on the financial statements and accompanying notes.

13. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Managers Special Equity Fund, AMG Managers Global Income Opportunity Fund and AMG Managers Loomis Sayles Bond Fund (formerly AMG Managers Bond Fund): Approval of Investment Management and Subadvisory Agreements on June 28-29, 2017

At an in-person meeting held on June 28-29, 2017, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Managers Special Equity Fund, AMG Managers Global Income Opportunity Fund and AMG Managers Loomis Sayles Bond Fund (formerly AMG Managers Bond Fund) (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for relevant benchmark indices (each, a “Fund Benchmark”) and, with respect to each applicable Subadviser, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 28-29, 2017, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisers under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT, AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisers; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising each Subadviser, the

Investment Manager: performs periodic detailed analyses and reviews of the performance by each Subadviser of its obligations to a Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of each Subadviser’s investment performance with respect to a Fund; prepares and presents periodic reports to the Board regarding the investment performance of each Subadviser and other information regarding each Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of each Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of each Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of each Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of any Subadviser or the replacement of any Subadviser, including at the request of the Board; identifies potential successors to or replacements of any Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to each Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadviser, its “Investment Strategy”) used in managing a Fund or the portion of a Fund for which the Subadviser has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadviser’s organizational and management structure and each Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at each Subadviser with portfolio management responsibility for a Fund or the portion of a Fund managed by the Subadviser, including the information set forth in the Fund’s prospectus and statement of additional information. With respect to AMG Managers Special Equity Fund, which is managed by multiple Subadvisers, the Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadviser’s Investment Strategy complements those utilized by the Fund’s other Subadvisers. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of each Subadviser with respect to its ability to provide the services required under its Subadvisory Agreement. The Trustees also considered each Subadviser’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to each Fund’s Peer Group and Fund Benchmark and considered each applicable

Subadviser’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund or the portion of the Fund managed by each Subadviser as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy, including, with respect to AMG Managers Special Equity Fund, the portion of the Fund managed by each Subadviser. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to AMG Managers Special Equity Fund. The Board was mindful of the Investment Manager’s attention to monitoring each Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadviser’s and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees concluded that, in light of the high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain contractual expense limitations for the Funds.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the enterprise and entrepreneurial risks undertaken as Investment Manager and sponsor of the Funds and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for all of the Funds from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the advisory fee structure and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising each Subadviser. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to each Subadviser, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with any of the Subadvisers. In addition, the Trustees considered other potential benefits of the subadvisory relationship to a Subadviser, including, among others, the indirect benefits that the Subadviser may receive from the Subadviser’s relationship with a Fund, including any so-called “fallout benefits” to the Subadviser, such as reputational value derived from the Subadviser serving as Subadviser to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by each Subadviser and the profitability to each Subadviser of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund or the portion of a Fund managed by the Subadvisers to be a material factor in their deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund, the Investment Manager and each Subadviser.

AMG Managers Special Equity Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2017 was above, above, above and below, respectively, the median performance of the Peer Group and above, below, below and below, respectively, the performance of the Fund Benchmark, the Russell 2000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance relative to its Fund Benchmark. The Trustees also noted that Class N shares of the Fund ranked in the second quartile relative to its Peer Group for the 1-year, 3-year and 5-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory and Subadvisory Fees.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2017 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2018, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.11%. The Trustees took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisers, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisers, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers Global Income Opportunity Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2017 was above, at, above and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Bloomberg Barclays Global Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, noting that the Class N shares of Fund outperformed the Fund Benchmark for all relevant time periods and ranked in the second quartile relative to its Peer Group for the 1-year, 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory and Subadvisory Fees.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2017 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2018, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Board took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

AMG Managers Bond Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2017 was above the median performance of the Peer Group and above, below, above and above, respectively, the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Government/Credit Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the Fund’s recent improved performance relative to its Peer Group and Fund Benchmark. The Trustees also noted that Class N shares of the Fund ranked in the top decile relative to its Peer Group for the 1-year, 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory and Subadvisory Fees.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2017 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2018, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Trustees took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*    *     *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and each Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreements; (b) each Subadviser’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and each Subadviser maintain appropriate compliance programs

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 28-29, 2017, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, Inc.

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe Focused Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

SAR078-0617	| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	September 6, 2017

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	September 6, 2017